Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

We are required by SEC rules to disclose the following information regarding compensation paid to our Principal Executive Officer (the “PEO”) and our other named executive officers (collectively, the “Non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner prescribed by the SEC rules and do not necessarily align with how we or the Compensation Committee views the link between our performance and pay of our named executive officers. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above. As permitted under the rules applicable to smaller reporting companies, we are including three years of data and are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation S-K.

The following table sets forth additional compensation information of our PEO and Non-PEO NEOs, along with total shareholder return, and net loss results for the years ended September 30 2025, 2024 and 2023:

Year (a)	Summary Compensation Table Total for PEOs($)(1)	Summary Compensation Table Total for PEOs($)(1)	Summary Compensation Table Total for PEOs($)(1)	Compensation Actually Paid to PEOs($)(2)	Average Summary Compensation Table T otal for Non-PEO NEOs($)(3)	Average Compensation Actually Paid to Non- PEO NEOs($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return($)(4)	Net Income (in 000’s) ($)(5)
2025	300,000	300,000		300,000	207,308	207,308		(2,040,902)
2024	275,000	275,014		275,014	181,375	181,375		(3,700,126)
2023	384,615	384,637		384,637	191,435	191,435		(22,938,209)

(1) Represents the total compensation of our PEO, Ronan Kennedy for 2025 and 2024, Kevin MacDermott for 2023.

(2) The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and Non-PEO NEO as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year.

Adjustment To PEO Compensation, Footnote
Year	Name	Summary Compensation Table Total ($)	Deduct "Stock Awards" and "Option Awards" reported in Summary Compensation Table ($)	Add Year- End Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
2025	PEO	300,000	-	-	-	-	-	-	300,000
	Other NEOs	207,308	-	-	-	-	-	-	207,308
2024	PEO	275,000	-	-	-	-	14	-	275,014
	Other NEOs	181,375	-	-	-	-	-	-	181,375
2023	PEOs	384,615	-	-	-	-	22	-	384,637
	Other NEOs	191,435	(5,685)	-	-	5,685	-	-	191,435

(3) Represents the total compensation of our other NEOs, Bradley Whitford for 2025, 2024 and 2023, as reported in the Summary Compensation Table for each year indicated.

(4) Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on September 30, 2021. The Company did not issue any common stock dividends during the fiscal years ended September 30, 2025, 2024 or 2023. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5) Represents our reported net income (loss) for each year indicated.

Non-PEO NEO Average Total Compensation Amount	$ 207,308	$ 181,375	$ 191,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 207,308	181,375	191,435
Adjustment to Non-PEO NEO Compensation Footnote
Year	Name	Summary Compensation Table Total ($)	Deduct "Stock Awards" and "Option Awards" reported in Summary Compensation Table ($)	Add Year- End Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
2025	PEO	300,000	-	-	-	-	-	-	300,000
	Other NEOs	207,308	-	-	-	-	-	-	207,308
2024	PEO	275,000	-	-	-	-	14	-	275,014
	Other NEOs	181,375	-	-	-	-	-	-	181,375
2023	PEOs	384,615	-	-	-	-	22	-	384,637
	Other NEOs	191,435	(5,685)	-	-	5,685	-	-	191,435

(3) Represents the total compensation of our other NEOs, Bradley Whitford for 2025, 2024 and 2023, as reported in the Summary Compensation Table for each year indicated.

(4) Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on September 30, 2021. The Company did not issue any common stock dividends during the fiscal years ended September 30, 2025, 2024 or 2023. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5) Represents our reported net income (loss) for each year indicated.

Net Income (Loss)	$ (2,040,902)	$ (3,700,126)	$ (22,938,209)
PEO Name	Ronan Kennedy	Ronan Kennedy	Kevin MacDermott
Ronan Kennedy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 300,000	$ 275,000	$ 384,615
PEO Actually Paid Compensation Amount	300,000	275,014	384,637
Kevin MacDermott [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount	300,000	275,014	384,637
PEO | Ronan Kennedy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ronan Kennedy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ronan Kennedy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ronan Kennedy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ronan Kennedy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	14	22
PEO | Ronan Kennedy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(5,685)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	5,685
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0